Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Accrued expenses	$501,160	$254,474
Other payable	1,552	63,279
Total	$502,712	$317,753

Accrued expenses consist of outstanding audit fee, transfer agent fee, employee claims and salary, service tax and miscellaneous expenses.

Other payable includes primarily payable to third parties and service tax payable.